CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,125,565)	$ (28,022)	$ (87,299)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	4,694	5,990	6,278
Amortization of right-of-use assets	178,681	176,382	13,300
Inventory provision included in cost of sales	240,312	0
Inventory loss included in cost of sales	186,383	0
Stock-based compensation expense	318,137	0
Write off of other receivables	30,920	0
Changes in operating assets and liabilities:
Accounts receivable	(70,611)	65,142	14,813
Inventories	(182,531)	162,276	9,228
Prepaid expenses and other current assets	46,058	(254,853)	(6,409)
Accounts payables	0	(706)	0
Accrued expenses and other payables	(23,447)	140,295	(96,775)
Value added and other taxes payable	0	42,691	0
Net cash (used in)/provided by operating activities	(396,969)	309,195	(146,573)
Cash flows from investing activities:
Purchase of property, plant and equipment	0	(5,632)	(7,571)
Net cash on acquisition	0	4,644	0
Net cash used in investing activities	0	(988)	(131,078)
Cash flows from financing activities:
Proceeds from Private Placement	234,000	50,000	145,000
Payment for cancellation of shares	0	(50,000)	0
Proceeds from bank loans	567,431	663,505	467,849
Repayment of bank loan	(402,254)	(460,030)
Advances to related companies	(136,135)	(299,010)
Net cash provided by/(used in) financing activities	263,042	(95,535)	350,759
Effect of exchange rate changes on cash	41,056	(78,872)
Net increase in cash	(92,871)	133,800	55,413
Cash at beginning of year	194,590	60,790
Cash at end of year	101,719	194,590	60,790
Supplemental information:
Cash paid for income tax	11,119	660	15,309
Cash paid for interests	35,361	24,250	10,208
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	37,611	1,148,422	312,489
Loss on disposal of fixed assets		0	291
Proceeds from disposal of available-for-sale investment		0	330,269
Payment of deposit for acquisition		0	(453,776)
Repayment of bank loan /short term loan		(460,030)	(198,599)
Advances to the related companies		0	114,413
Repayment from the related companies		(299,010)	(177,904)
Effect of exchange rate changes on cash		(78,872)	(17,695)
Cash at beginning of year	194,590	60,790	5,377
Cash at end of year	$ 101,719	$ 194,590	$ 60,790